Employee benefits - Overfunded pension plans - Measurement of assets at fair value (Details) - Overfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Measurement of plan assets
Assets as at beginning of the year	$ 6,699
Assets as at end of the year	6,083	$ 6,699
Level 3
Measurement of plan assets
Assets as at beginning of the year	800	780
Return on plan assets	79	68
Assets purchases		127
Assets sold during the year	(334)	(162)
Translation adjustment	(116)	(13)
Assets as at end of the year	673	800
Level 3 | Private equity funds
Measurement of plan assets
Assets as at beginning of the year	196	140
Return on plan assets	15	37
Assets purchases	2	31
Assets sold during the year	(26)	(8)
Translation adjustment	(28)	(4)
Assets as at end of the year	159	196
Level 3 | Real estate funds
Measurement of plan assets
Assets as at beginning of the year	15	10
Return on plan assets		(2)
Assets purchases	2	8
Translation adjustment	(2)	(1)
Assets as at end of the year	15	15
Level 3 | Real estate
Measurement of plan assets
Assets as at beginning of the year	365	370
Return on plan assets	39	4
Assets purchases	7	13
Assets sold during the year	(16)	(17)
Translation adjustment	(56)	(5)
Assets as at end of the year	339	365
Level 3 | Loans to participants
Measurement of plan assets
Assets as at beginning of the year	224	260
Return on plan assets	25	29
Assets purchases	233	75
Assets sold during the year	(292)	(137)
Translation adjustment	(30)	(3)
Assets as at end of the year	$ 160	$ 224